SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

23.SHARE-BASED PAYMENTS

The Company has four different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), and bonus shares.

	Year ended December 31
Share based payments expense	2021	2020
Stock options (note 23(a))	$1,350	$1,635
Restricted share units (note 23(b))	738	545
Deferred share units (note 23(c))	241	213
Bonus shares (note 23(d))	—	130
Share based payments expense	$2,329	$2,523

(a)	Stock options

Stock options granted by the Company typically have a five-year life, with one third each vesting on grant date, and one year and two years after grant date.

	2021			2020
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Beginning of year	9,959,927	C$	1.60	9,917,336	C$	1.20
Granted	678,347		4.74	2,233,438		2.91
Exercised	(687,400)		0.87	(2,112,103)		1.15
Expired, forfeited or cancelled	(50,000)		1.39	(78,744)		1.17
End of year	9,900,874	C$	1.86	9,959,927	C$	1.60

Vested, end of year	8,704,157	C$	1.63	7,774,007	C$	1.39

	2021		2020
Number granted		678,347		2,233,438
Grant date fair value	C$	1,294	C$	2,729
Weighted average of assumptions used:
Share price at grant date	C$	4.74	C$	2.91
Expected volatility		45%		48%
Expected life		5 years		5 years
Canadian dollar risk free interest rate		1.0%		0.5%
Dividends		nil		nil

The stock options outstanding at December 31, 2021, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
June 23, 2022	1.39	0.5	2,200,000	2,200,000
May 31, 2023	1.25	1.4	700,000	700,000
June 27, 2023	1.25	1.5	944,514	944,514
September 10, 2023	1.25	1.7	100,000	100,000
November 13, 2023	1.30	1.9	1,000,000	1,000,000
March 29, 2024	1.06	2.2	1,835,227	1,835,227
May 15, 2024	1.00	2.4	117,450	117,450
August 13, 2024	1.65	2.6	103,212	103,212
March 25, 2025	2.21	3.2	1,022,124	677,646
April 16, 2025	2.39	3.3	600,000	400,000
April 20, 2025	2.58	3.3	50,000	33,334
July 1, 2025	3.82	3.5	300,000	200,000
August 24, 2025	6.03	3.6	200,000	133,334
September 1, 2025	5.80	3.7	50,000	33,334
March 24,2026	4.80	4.2	578,347	192,774
April 19,2026	4.76	4.3	50,000	16,666
October 4,2026	4.04	4.8	50,000	16,666
Total number of stock options			9,900,874	8,704,157

The stock options outstanding at December 31, 2020, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 27, 2021	0.15	0.1	225,000	225,000
January 27, 2021	0.81	0.1	39,900	39,900
June 23, 2022	1.39	1.5	2,310,000	2,310,000
May 31, 2023	1.25	2.4	980,000	980,000
June 27, 2023	1.25	2.5	1,012,014	1,012,014
September 10, 2023	1.25	2.7	100,000	100,000
November 13, 2023	1.30	2.9	1,000,000	1,000,000
March 29, 2024	1.06	3.2	1,850,227	1,226,818
May 15, 2024	1.00	3.4	117,450	78,300
August 13, 2024	1.65	3.6	103,212	68,808
March 25, 2025	2.21	4.2	1,022,124	333,166
April 16, 2025	2.39	4.3	600,000	200,000
April 20, 2025	2.58	4.3	50,000	16,667
July 1, 2025	3.82	4.5	300,000	100,000
August 24, 2025	6.03	4.6	200,000	66,667
September 1, 2025	5.80	4.7	50,000	16,667
Total number of stock options			9,959,927	7,774,007

Subsequent to the reporting period, the Company granted 250,000 stock options with an exercise price of C$5.37, and a term of five years.  One third of the grant vests immediately, one third after one year, and the final third after two years

Subsequent to the reporting period, 122,500 stock options were exercised, for gross proceeds to the Company of C$158,700 ($125,000) (note 31(a)).

(b)	Restricted Share Units

Restricted Share Units (“RSU’s) awarded by the Company typically vest one-third each one, two, and three years after award date.

Number of RSUs outstanding:
	2021	2020
Outstanding, January 1	921,356	1,014,972
Awarded	235,091	320,447
Vested and settled	(448,607)	(414,063)
Outstanding, December 31	707,840	921,356

Number of RSUs outstanding:		Number vesting in the year
	Total	2021	2022	2023	2024
Outstanding, December 31, 2020	921,356	448,607	365,935	106,814	—
Outstanding, December 31, 2021	707,840	—	444,301	185,179	78,360

Restricted Share Units (“RSUs”) are valued based on the closing price of the Company’s common shares on the trading day immediately prior to award.  Certain RSUs may be settled in cash at the option of the Company.

(c)	Deferred Share Units

The Deferred Share Units (“DSUs”) awarded by the Company to directors typically vest immediately but are not settled until the end of the director’s tenure.  They may be settled in cash or common shares at the option of the Company.

Number of DSUs outstanding:
	2021	2020
Outstanding, January 1	644,525	508,780
Awarded and vested immediately	62,503	135,745
Outstanding, December 31	707,028	644,525

Of which, number of DSUs vested at December 31	707,028	644,525

DSUs are valued based on the closing price of the Company’s common shares immediately prior to award.

(d)	Bonus shares

During 2017, the Board of Directors awarded 500,000 common shares to the non‐executive Chairman of the Company as bonus shares. The bonus shares are subject to a vesting period from June 19, 2017, to June 18, 2020 (the “Eligibility Period”). The bonus shares will become issuable (1) after the Eligibility Period on the date that the non‐executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.

We estimated the fair value of the bonus shares ($1.31 each) based on the market price of the common shares at the date of the grant. The amount of $655,000 was recognized on a straight-line basis over the Eligibility Period.

On November 13, 2018, the Board of Directors awarded 1,000,000 bonus shares to an officer of the Company. The bonus shares were structured in four tranches of 250,000 bonus shares each, vesting and issuable upon the achievement of certain share price thresholds particular to each tranche. Upon initial recognition we estimated the dates that each of these market condition tranches would vest, such dates ranging from December 2019 to March 2022. The award date fair value ($537,000, or $0.537 per bonus share) was recognized on a straight-line basis over the estimated vesting periods. All four tranches vested during the year ended December 31, 2020. Consequently, the total fair value has been recognized as at December 31, 2020.

Number of bonus shares outstanding:
	2021	2020
Outstanding, January 1	500,000	1,500,000
Vested and issued during the year	—	(1,000,000)
Outstanding, December 31	500,000	500,000

Vested, end of year	500,000	500,000